General	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 – General

A.	PARAZERO TECHNOLOGIES LTD. (the “Company”) was incorporated in Israel on June 30, 2013. The Company’s address is 1 Hatachana, Kfar Saba, 4453001, Israel. The Company was founded by a group of aviation professionals and drone industry veterans and operates as an aerospace defense company focused on the development of smart, autonomous solutions for the global manned and unmanned aerial systems (UAS) industry. The Company develops, manufactures, markets, and sells counter-UAS net-launching platforms designed to protect against hostile drones in both battlefield and urban environments, precision aerial delivery systems for military applications, and smart, autonomous parachute safety systems designed to enable safe flight operations over populated areas and beyond visual line-of-sight. The Company sells its products internationally.

B.	The Company’s ordinary shares began trading on the Nasdaq Capital Market (“Nasdaq”) under the ticker symbol “PRZO” on July 27, 2023, following its initial public offering transaction.

C.	The Company is in its early commercialization stage and has not yet generated significant revenue to date. The Company has funded its operations substantially through issuances of its equity securities in public and private offerings.

As of June 30, 2026, the Company had $7.7 million in cash, cash equivalents and short-term deposits. The Company has incurred recurring losses and negative cash flows from operating activities since its inception. Net cash used in operating activities for the six months ended June 30, 2026 was $2.9 million, and as of June 30, 2026, the Company had accumulated losses of approximately $39.2 million.

Considering the above, the Company’s management currently estimates that based on its operating plan, its cash position, together with anticipated revenue from existing customers pursuant to existing purchase orders, as well as projected revenue from new customers, will be sufficient to fund its current operations and satisfy its obligations through at least the next 12 months from the date of issuance of these financial statements.